Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2017
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000856671
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 24, 2017
Prospectus Date	rr_ProspectusDate	Aug. 24, 2017